Provisions for expected credit losses - Debt securities (Details) - Provision for ECL - Debt securities - AUD ($) $ in Millions		6 Months Ended
	Oct. 01, 2018	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9					$ 0
Restatement for adoption of AASB 9	$ 11
Balance at the beginning of the period		$ 11	$ 12
Stage 1 - change in the provision during the year		11	(1)	$ 1
Stage 2 - change in the provision during the year		3
Balance at the end of the period	11	25	11	12
FVOCI
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9					0
Restatement for adoption of AASB 9	2
Balance at the beginning of the period		2	2
Stage 1 - change in the provision during the year		1
Balance at the end of the period	2	3	2	2
Amortised cost
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9					$ 0
Restatement for adoption of AASB 9	9
Balance at the beginning of the period		9	10
Stage 1 - change in the provision during the year		10	(1)	1
Stage 2 - change in the provision during the year		3
Balance at the end of the period	$ 9	$ 22	$ 9	$ 10